Fair Value Measurement (Details) - Schedule of level 3 liability $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Measurement (Details) - Schedule of level 3 liability [Line Items]
Beginning balance	$ (4,685)
Receipt	(2,257)
Loss due to change in fair value	(893)
Gains recognized in other comprehensive loss	(525)
Conversion to shares	6,868
Ending balance	(1,492)
Convertible loan [Member]
Fair Value Measurement (Details) - Schedule of level 3 liability [Line Items]
Beginning balance	(4,685)
Receipt	(1,021)
Loss due to change in fair value	(689)
Gains recognized in other comprehensive loss	(473)
Conversion to shares	6,868
Ending balance
Convertible note [Member]
Fair Value Measurement (Details) - Schedule of level 3 liability [Line Items]
Beginning balance
Receipt	(1,236)
Loss due to change in fair value
Gains recognized in other comprehensive loss	(37)
Conversion to shares
Ending balance	(1,273)
Warrants [Member]
Fair Value Measurement (Details) - Schedule of level 3 liability [Line Items]
Beginning balance
Receipt
Loss due to change in fair value	(204)
Gains recognized in other comprehensive loss	(15)
Conversion to shares
Ending balance	$ (219)